Derivative Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) $ in Millions					3 Months Ended			12 Months Ended
	Oct. 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	Apr. 12, 2021 USD ($)	Feb. 10, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / Unit		Dec. 31, 2019 USD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)	May 06, 2021 CAD ($)	Apr. 12, 2021 CAD ($)	Feb. 10, 2021 CAD ($) $ / Unit	Feb. 10, 2020 CAD ($)
Derivative [Line Items]
Foreign currency forward contract gains (loss)		$ 3,200,000	$ 4,500,000	$ 500,000	$ 1,136,903	$ (600,643)	$ (803,069)	$ (394,417)	$ (596,969)		$ (3,226,682)
Foreign Exchange Forward
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount			$ 125.9						$ 95,000,000	[1]			$ 126.2	$ 122.0	$ 125.9	$ 95.0
Foreign Currency Forwards, Strike | $ / Unit									1.334							1.334
Foreign currency forward contract gains (loss)	$ 8,700,000
Derivative, notional amount												$ 137.7				$ 95.0	$ 95.0

[1]	Notional amount shown is denominated in CAD.